2. Management' statement, basis for preparing and presenting the financial statements	12 Months Ended
Dec. 31, 2019
Statement of the Management, basis for preparing and presenting the financial statements [abstract]
Management' statement, basis for preparing and presenting the financial statements

2.   Management' statement, basis for preparing and presenting the financial statements

The Company’s financial statements were prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

The Company's financial statements were prepared based on the Real (“R$”) as the functional and presentation currency, expressed in thousands of Reais, except when otherwise indicated. The disclosures of amounts in other currencies, when necessary, were also made in thousands. The items disclosed in foreign currencies are duly identified, when applicable.

The preparation of the Company’s financial statements requires Management to make judgments, use estimates and adopt assumptions affecting the stated amounts of revenues, expenses, assets, and liabilities. However, the uncertainty inherent in these judgments, assumptions, and estimates could give rise to results that require a material adjustment of the book value of certain assets and liabilities in future reporting years.

The Company is continually reviewing its judgments, estimates, and assumptions.

The Management, when preparing these financial statements, used the following disclosure criteria: (i) regulatory requirements; (ii) relevance and specificity of the information on the Company’s operations to users; (iii) the informational needs of users of financial statements; and (iv) information from other entities in the same industry, mainly in the international market.

The Management confirms that all the material information in these financial statements is being demonstrated and corresponds to the information used by Management in the development of its business management activities.

The financial statements have been prepared based on historical cost, with the exception of the following significant items recognized in the statements of financial positions:

·      short-term investments classified as cash and cash equivalents measured at fair value;

·      short-term investments comprising exclusive investment funds, which financial instruments are measured at fair value;

·      restricted cash measured at fair value;

·      derivative financial instruments measured at fair value; and

·      investments accounted for using the equity method.

The Company’s consolidated financial statements as of December 31, 2019, and 2018 and for the years ended December 31, 2019, 2018 and 2017 have been prepared assuming that it will continue as going concern, realizing assets and settling liabilities in the normal course of business, as detailed in Note 1.1.